Financial Instruments And Concentration Of Credit Risks - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Counterparty Credit Concentration Risk [Line Items]
Maturity period limit of foreign currency exchange instruments (in months)	1 month	1 month
Notional amount of foreign exchange forward contracts not designated as hedging instruments	$ 434.1	$ 130.9
Net fair value gain (loss) on foreign exchange forward contracts	(0.9)	0.8
Receivables due from U.S. federal governmental agencies	110	140
Difference between carrying amount and fair value of long-term debt	15	37
Prepaid Expenses and Other Current Assets
Counterparty Credit Concentration Risk [Line Items]
Net fair value gain (loss) on foreign exchange forward contracts	1.1	0.9
Other Accrued Liabilities
Counterparty Credit Concentration Risk [Line Items]
Net fair value gain (loss) on foreign exchange forward contracts	(2.0)	(0.1)
Other Income Expense Net
Counterparty Credit Concentration Risk [Line Items]
Gain (loss) on foreign exchange forward contracts	$ (0.4)	$ 3.3	$ 0.6